Information on staff and remuneration - Effect on income statement (Details) - DKK (kr) kr in Thousands	1 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Information on staff and remuneration
Fair value of warrants recognized		kr 17,469	kr 20,156	kr 22,727
Compensation cost for warrant programs		0	700	2,400
Research and development expenses		13,838	12,190	14,290
Administrative expenses		3,631	7,966	8,437
Total Fair value of warrants recognized		17,469	20,156	22,727
Executive Management
Disclosure of Information on staff and remuneration
Fair value of warrants recognized		2,200	6,400	5,600
Total Fair value of warrants recognized		kr 2,200	kr 6,400	kr 5,600
Chief Executive Officer
Disclosure of Information on staff and remuneration
Warrant reversed	kr 3,700